Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 3.2%
General Dynamics Corp.	7,647	$ 2,932,013
Howmet Aerospace, Inc.	816	230,324
Lockheed Martin Corp.	2,516	1,466,174
Northrop Grumman Corp.	2,463	1,336,128
RTX Corp.	5,946	1,279,698
Textron, Inc.	3,596	306,595
		7,550,932
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	2,575	432,317
United Parcel Service, Inc., Class B	6,860	714,949
		1,147,266
Automobiles - 1.1%
Ford Motor Co.	40,533	595,024
General Motors Co.	22,146	1,967,894
		2,562,918
Banks - 9.1%
Bank of America Corp.	85,411	5,291,212
Citigroup, Inc.	19,273	2,552,709
Citizens Financial Group, Inc.	11,071	793,237
East West Bancorp, Inc.	8,527	1,117,037
JPMorgan Chase & Co.	25,602	9,006,528
Regions Financial Corp.	20,138	623,271
U.S. Bancorp	30,236	1,905,170
		21,289,164
Beverages - 1.7%
Coca-Cola Co.	9,021	790,149
PepsiCo, Inc.	23,709	3,308,828
		4,098,977
Biotechnology - 2.7%
AbbVie, Inc.	8,986	2,254,947
Amgen, Inc.	5,639	2,171,917
Exelixis, Inc. (A)	4,417	234,234
Incyte Corp. (A)	7,551	902,496
United Therapeutics Corp. (A)	481	249,018
Vertex Pharmaceuticals, Inc. (A)	955	455,630
		6,268,242
Building Products - 1.6%
A.O. Smith Corp.	11,107	667,864
Johnson Controls International PLC	10,464	1,534,650
Trane Technologies PLC	3,422	1,556,839
		3,759,353
Capital Markets - 4.3%
Ameriprise Financial, Inc.	3,231	1,763,609
Blackrock, Inc.	353	384,908
Cboe Global Markets, Inc.	1,613	500,401
Charles Schwab Corp.	2,991	314,773
CME Group, Inc.	3,759	1,006,622
Goldman Sachs Group, Inc.	3,955	4,027,693
Interactive Brokers Group, Inc., Class A	5,085	447,429
	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Northern Trust Corp.	4,498	$ 819,491
T. Rowe Price Group, Inc.	6,705	749,284
		10,014,210
Chemicals - 0.5%
Ecolab, Inc.	4,244	1,178,262
Commercial Services & Supplies - 0.1%
Tetra Tech, Inc.	7,254	240,543
Communications Equipment - 1.0%
Cisco Systems, Inc.	17,695	2,052,443
F5, Inc. (A)	868	349,431
		2,401,874
Consumer Finance - 0.5%
American Express Co.	859	288,839
Capital One Financial Corp.	2,299	480,514
Synchrony Financial	4,550	344,844
		1,114,197
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp.	2,049	1,950,423
Dollar Tree, Inc. (A)	1,974	251,113
Sysco Corp.	7,684	654,984
Walmart, Inc.	3,142	349,390
		3,205,910
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	121,965	2,835,686
Comcast Corp., Class A	51,044	1,223,014
Verizon Communications, Inc.	18,723	876,424
		4,935,124
Electric Utilities - 2.2%
Edison International	19,777	1,451,039
Exelon Corp.	30,229	1,385,093
NextEra Energy, Inc.	8,976	780,194
PG&E Corp.	92,438	1,606,572
		5,222,898
Electronic Equipment, Instruments & Components - 0.8%
TE Connectivity PLC	9,653	1,985,526
Energy Equipment & Services - 0.7%
Baker Hughes Co.	24,283	1,468,879
TechnipFMC PLC	3,144	225,299
		1,694,178
Entertainment - 0.9%
Netflix, Inc. (A)	12,061	864,894
Walt Disney Co.	13,262	1,275,672
		2,140,566
Financial Services - 2.6%
Apollo Global Management, Inc.	3,839	482,140
Berkshire Hathaway, Inc., Class B (A)	5,354	2,738,785
Block, Inc. (A)	4,950	402,138
Jack Henry & Associates, Inc.	2,415	372,007
Transamerica Funds

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Mastercard, Inc., Class A	2,864	$ 1,641,358
Toast, Inc., Class A (A)	12,374	399,309
		6,035,737
Food Products - 0.3%
Hershey Co.	4,638	811,882
Gas Utilities - 0.5%
UGI Corp.	33,702	1,217,316
Ground Transportation - 1.0%
JB Hunt Transport Services, Inc.	1,552	421,756
Union Pacific Corp.	6,217	1,816,172
		2,237,928
Health Care Equipment & Supplies - 1.8%
Becton Dickinson & Co.	2,766	458,105
Medtronic PLC	25,817	2,204,513
ResMed, Inc.	5,161	1,088,868
Stryker Corp.	1,214	395,400
		4,146,886
Health Care Providers & Services - 3.9%
Cardinal Health, Inc.	5,611	1,290,698
Elevance Health, Inc.	3,152	1,184,648
HCA Healthcare, Inc.	5,239	2,109,169
Labcorp Holdings, Inc.	4,797	1,483,233
McKesson Corp.	943	807,387
UnitedHealth Group, Inc.	5,660	2,345,504
		9,220,639
Hotel & Resort REITs - 0.3%
Host Hotels & Resorts, Inc.	27,725	696,729
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	12,235	3,311,280
Household Durables - 0.2%
NVR, Inc. (A)	76	467,176
Household Products - 2.5%
Clorox Co.	4,577	437,241
Colgate-Palmolive Co.	9,002	821,883
Kimberly-Clark Corp.	13,760	1,504,105
Procter & Gamble Co.	21,276	3,074,169
		5,837,398
Independent Power & Renewable Electricity Producers - 0.6%
AES Corp.	102,003	1,497,404
Industrial REITs - 0.4%
Prologis, Inc.	6,956	1,005,907
Insurance - 3.5%
Allstate Corp.	10,864	2,868,965
Chubb Ltd.	2,051	719,245
Hartford Insurance Group, Inc.	17,867	2,535,506
Marsh & McLennan Cos., Inc.	2,337	443,305
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Principal Financial Group, Inc.	3,803	$ 432,401
Progressive Corp.	5,400	1,141,668
		8,141,090
Interactive Media & Services - 4.4%
Alphabet, Inc., Class A	3,588	1,277,794
Meta Platforms, Inc., Class A	16,235	9,038,187
		10,315,981
IT Services - 1.6%
Accenture PLC, Class A	10,796	1,791,273
Cognizant Technology Solutions Corp., Class A	7,472	413,575
International Business Machines Corp.	7,402	1,655,457
		3,860,305
Life Sciences Tools & Services - 0.3%
Medpace Holdings, Inc. (A)	791	456,494
Qiagen NV	6,599	273,199
		729,693
Machinery - 3.7%
Caterpillar, Inc.	1,275	1,038,883
Cummins, Inc.	599	379,886
Donaldson Co., Inc.	3,839	361,787
Fortive Corp.	25,145	1,488,835
Illinois Tool Works, Inc.	10,247	2,940,377
Otis Worldwide Corp.	12,720	915,204
PACCAR, Inc.	11,002	1,459,745
		8,584,717
Media - 0.2%
News Corp., Class A	12,760	351,666
Metals & Mining - 0.8%
Newmont Corp.	15,906	1,490,551
Southern Copper Corp.	2,669	487,653
		1,978,204
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	8,768	672,330
Sempra	2,473	218,984
		891,314
Oil, Gas & Consumable Fuels - 4.8%
Chevron Corp.	12,095	2,380,659
ConocoPhillips	19,667	2,369,480
EQT Corp.	5,069	270,127
Expand Energy Corp.	4,468	420,126
ExxonMobil Holdings Corp.	34,337	5,337,343
Valero Energy Corp.	1,815	567,914
		11,345,649
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	3,642	318,457
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	40,414	2,639,438
Eli Lilly & Co.	877	1,007,533
Transamerica Funds

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	11,661	$ 2,989,297
Merck & Co., Inc.	12,199	1,588,310
Pfizer, Inc.	52,694	1,317,877
		9,542,455
Professional Services - 0.8%
Automatic Data Processing, Inc.	2,424	645,899
Broadridge Financial Solutions, Inc.	4,460	686,617
Genpact Ltd.	7,074	248,792
Leidos Holdings, Inc.	2,323	268,539
		1,849,847
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc. (A)	1,303	462,604
Retail REITs - 0.5%
Kimco Realty Corp.	43,794	1,115,871
Semiconductors & Semiconductor Equipment - 5.7%
Cirrus Logic, Inc. (A)	1,127	145,777
Intel Corp. (A)	28,961	2,612,282
Lam Research Corp.	2,040	597,761
Micron Technology, Inc.	8,061	6,634,445
NVIDIA Corp.	6,352	1,275,164
QUALCOMM, Inc.	7,031	1,037,846
Texas Instruments, Inc.	3,820	1,053,327
		13,356,602
Software - 11.0%
Adobe, Inc. (A)	5,278	1,321,664
AppLovin Corp., Class A (A)	448	177,363
Fortinet, Inc. (A)	3,784	612,819
Gen Digital, Inc.	9,830	269,834
Intuit, Inc.	2,892	914,074
Microsoft Corp.	45,010	20,917,047
PTC, Inc. (A)	2,642	362,482
Salesforce, Inc.	7,333	1,349,419
		25,924,702
Specialized REITs - 0.6%
VICI Properties, Inc.	56,607	1,491,595
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.4%
Home Depot, Inc.	9,890	$ 3,283,084
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	7,183	2,218,901
Dell Technologies, Inc., Class C	654	265,112
Hewlett Packard Enterprise Co.	8,006	383,487
Seagate Technology Holdings PLC	431	368,992
		3,236,492
Textiles, Apparel & Luxury Goods - 0.3%
Ralph Lauren Corp.	1,918	729,492
Tobacco - 0.5%
Altria Group, Inc.	10,475	715,757
Philip Morris International, Inc.	2,611	498,231
		1,213,988
Trading Companies & Distributors - 1.1%
Ferguson Enterprises, Inc.	8,461	1,982,666
United Rentals, Inc.	485	523,441
		2,506,107
Water Utilities - 0.3%
American Water Works Co., Inc.	5,670	760,744
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.	6,290	1,086,346
Total Common Stocks (Cost $202,255,839)		230,373,427
EXCHANGE-TRADED FUND - 1.7%
U.S. Equity Fund - 1.7%
iShares Russell 1000 Value ETF (B)	15,609	3,930,658
Total Exchange-Traded Fund (Cost $3,707,162)		3,930,658
Total Investments (Cost $205,963,001)		234,304,085
Net Other Assets (Liabilities) - 0.2%		434,607
Net Assets - 100.0%		$ 234,738,692
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$230,373,427	$—	$—	$230,373,427
Exchange-Traded Fund	3,930,658	—	—	3,930,658
Total Investments	$234,304,085	$—	$—	$234,304,085
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
Transamerica Funds

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Large Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Large Value Opportunities (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds